Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ 46,298	$ (15,376)	$ 5,783
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
(Gain) Loss From Equity Method Investments	3,921	(81)	200
Non-Cash Expenses	3,191	1,745	1,251
Depreciation, Depletion, Amortization and Accretion	46,441	28,446	21,806
Deferred Income Tax Expense (Benefit)	23,665	(7,339)	3,771
Unrealized (Gain) Loss on Derivatives	5,532	(12,704)	(5,960)
Dry Hole Expense	656	32,769	3
(Gain) Loss on Sale of Assets and Equity Method Investments	(100,551)	502	(16,395)
Impairment Expense	40,355	27,808	8,863
Changes in operating assets and liabilities
Accounts Receivable	(13,698)	11,118	(14,527)
Inventory, Prepaid Expenses and Other Assets	(92)	86	(216)
Accounts Payable and Accrued Expenses	(6,770)	(1,128)	32,323
Other Assets and Liabilities	(3,243)	(1,339)	(2,800)
NET CASH PROVIDED BY OPERATING ACTIVITIES	45,705	64,507	34,102
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	0	0	0
Proceeds from Joint Venture Leasing Initiatives	260	3,209	6,352
Change in Restricted Cash	0	16,086	(16,086)
Contributions to Equity Method Investments	(4,087)	(23,204)	(14,018)
Proceeds from the Sale of Assets and Equity Method Investments	133,425	2,729	79,229
Acquisitions of Undeveloped Acreage	(51,802)	(78,569)	(72,385)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(178,538)	(196,825)	(78,013)
NET CASH USED IN INVESTING ACTIVITIES	(100,742)	(276,574)	(94,921)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	126,730	240,000	85,000
Repayments of Long-Term Debt and Lines of Credit	(351,000)	(25,000)	(98,000)
Repayments of Loans and Other Notes Payable	(962)	(879)	(753)
Proceeds from 8.875% Senior Notes, net of Discount	248,250	0	0
Debt Issuance Costs	(6,397)	(2,615)	(701)
Settlement of Tax Withholdings Related to Share-Based Compensation Awards	(234)	0	0
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	70,583	0	80,192
Proceeds from the Exercise of Stock Options	565	1,362	220
Capital Distributions by the Partners of Consolidated Joint Ventures	(319)	(20)	0
Capital Contributions by the Partners of Equity Method Investments and Consolidated Joint Ventures	0	7	287
NET CASH PROVIDED BY FINANCING ACTIVITIES	87,216	212,855	66,245
NET INCREASE IN CASH	32,179	788	5,426
CASH - BEGINNING	11,796	11,008	5,582
CASH - ENDING	43,975	11,796	11,008
Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	60,871	20,814	9,519
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
(Gain) Loss From Equity Method Investments	3,921	(81)	200
Non-Cash Expenses	33	118	222
Depreciation, Depletion, Amortization and Accretion	44,993	27,672	21,265
Deferred Income Tax Expense (Benefit)	35,376	(10,234)	6,487
Unrealized (Gain) Loss on Derivatives	5,532	(12,704)	(5,960)
Dry Hole Expense	320	6	3
(Gain) Loss on Sale of Assets and Equity Method Investments	(99,355)	353	(16,395)
Impairment Expense	20,505	14,316	8,424
Changes in operating assets and liabilities
Accounts Receivable	29,564	188,899	2,456
Inventory, Prepaid Expenses and Other Assets	(139)	157	(210)
Accounts Payable and Accrued Expenses	(6,813)	1,727	28,768
Other Assets and Liabilities	(3,208)	(2,341)	(1,483)
NET CASH PROVIDED BY OPERATING ACTIVITIES	91,600	228,702	53,296
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	2,915	(2,337)	(13,885)
Proceeds from Joint Venture Leasing Initiatives	260	3,209	6,352
Change in Restricted Cash		16,086	(16,086)
Contributions to Equity Method Investments	0	0	0
Proceeds from the Sale of Assets and Equity Method Investments	128,554	2,293	79,229
Acquisitions of Undeveloped Acreage	(51,783)	(76,698)	(44,925)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(177,892)	(169,689)	(58,220)
NET CASH USED IN INVESTING ACTIVITIES	(97,946)	(227,136)	(47,535)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	0	0	0
Repayments of Long-Term Debt and Lines of Credit	0	0	0
Repayments of Loans and Other Notes Payable	(764)	(831)	(751)
Proceeds from 8.875% Senior Notes, net of Discount	0
Debt Issuance Costs	0	0	0
Settlement of Tax Withholdings Related to Share-Based Compensation Awards	0
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	0		0
Proceeds from the Exercise of Stock Options	0	0	0
Capital Distributions by the Partners of Consolidated Joint Ventures	0	0
Capital Contributions by the Partners of Equity Method Investments and Consolidated Joint Ventures		7	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	(764)	(824)	(751)
NET INCREASE IN CASH	(7,110)	742	5,010
CASH - BEGINNING	11,337	10,592	5,582
CASH - ENDING	4,227	11,337	10,592
Non-Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	(8,101)	(33,487)	(2,467)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
(Gain) Loss From Equity Method Investments	0	0	0
Non-Cash Expenses	14	2	115
Depreciation, Depletion, Amortization and Accretion	527	316	323
Deferred Income Tax Expense (Benefit)	(7,152)	1,271	(1,635)
Unrealized (Gain) Loss on Derivatives	0	0	0
Dry Hole Expense	336	32,763	0
(Gain) Loss on Sale of Assets and Equity Method Investments	(2,118)	149	0
Impairment Expense	19,850	13,492	439
Changes in operating assets and liabilities
Accounts Receivable	(3,736)	29,099	46,683
Inventory, Prepaid Expenses and Other Assets	32	(56)	(6)
Accounts Payable and Accrued Expenses	(766)	(3,124)	3,614
Other Assets and Liabilities	(64)	961	(1,317)
NET CASH PROVIDED BY OPERATING ACTIVITIES	(1,178)	41,386	45,749
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	(1,931)	10,811	15,952
Proceeds from Joint Venture Leasing Initiatives	0	0	0
Change in Restricted Cash		0	0
Contributions to Equity Method Investments	(4,087)	(23,204)	(14,018)
Proceeds from the Sale of Assets and Equity Method Investments	4,871	436	0
Acquisitions of Undeveloped Acreage	(19)	(1,871)	(27,460)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(1,316)	(27,444)	(20,143)
NET CASH USED IN INVESTING ACTIVITIES	1,380	(41,272)	(45,669)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	730	0	0
Repayments of Long-Term Debt and Lines of Credit	0	0	0
Repayments of Loans and Other Notes Payable	(198)	(48)	(2)
Proceeds from 8.875% Senior Notes, net of Discount	0
Debt Issuance Costs	0	0	0
Settlement of Tax Withholdings Related to Share-Based Compensation Awards	0
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	0		0
Proceeds from the Exercise of Stock Options	0	0	0
Capital Distributions by the Partners of Consolidated Joint Ventures	(319)	(20)
Capital Contributions by the Partners of Equity Method Investments and Consolidated Joint Ventures		0	287
NET CASH PROVIDED BY FINANCING ACTIVITIES	213	(68)	285
NET INCREASE IN CASH	415	46	365
CASH - BEGINNING	409	365	0
CASH - ENDING	824	409	365
Rex Energy Corporation (Note Issuer)
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	45,479	(15,368)	6,037
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
(Gain) Loss From Equity Method Investments	0	0	0
Non-Cash Expenses	3,144	1,625	914
Depreciation, Depletion, Amortization and Accretion	1,004	505	238
Deferred Income Tax Expense (Benefit)	(4,559)	1,624	(1,081)
Unrealized (Gain) Loss on Derivatives	0	0	0
Dry Hole Expense	0	0	0
(Gain) Loss on Sale of Assets and Equity Method Investments	922	0	0
Impairment Expense	0	0	0
Changes in operating assets and liabilities
Accounts Receivable	(39,325)	(211,952)	(63,598)
Inventory, Prepaid Expenses and Other Assets	15	(15)	0
Accounts Payable and Accrued Expenses	916	405	(59)
Other Assets and Liabilities	0	0	0
NET CASH PROVIDED BY OPERATING ACTIVITIES	7,596	(223,176)	(57,549)
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	(56,489)	9,121	(9,111)
Proceeds from Joint Venture Leasing Initiatives	0	0	0
Change in Restricted Cash		0	0
Contributions to Equity Method Investments	0	0	0
Proceeds from the Sale of Assets and Equity Method Investments	0	0	0
Acquisitions of Undeveloped Acreage	0	0	0
Capital Expenditures for Development of Oil and Gas Properties and Equipment	0	308	0
NET CASH USED IN INVESTING ACTIVITIES	(56,489)	9,429	(9,111)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	126,000	240,000	85,000
Repayments of Long-Term Debt and Lines of Credit	(351,000)	(25,000)	(98,000)
Repayments of Loans and Other Notes Payable	0	0	0
Proceeds from 8.875% Senior Notes, net of Discount	248,250
Debt Issuance Costs	(6,397)	(2,615)	(701)
Settlement of Tax Withholdings Related to Share-Based Compensation Awards	(234)
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	70,583		80,192
Proceeds from the Exercise of Stock Options	565	1,362	220
Capital Distributions by the Partners of Consolidated Joint Ventures	0	0
Capital Contributions by the Partners of Equity Method Investments and Consolidated Joint Ventures		0	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	87,767	213,747	66,711
NET INCREASE IN CASH	38,874	0	51
CASH - BEGINNING	50	51	0
CASH - ENDING	38,924	50	51
Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	(51,951)	12,665	(7,306)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
(Gain) Loss From Equity Method Investments	0	0	0
Non-Cash Expenses	0	0	0
Depreciation, Depletion, Amortization and Accretion	(83)	(47)	(20)
Deferred Income Tax Expense (Benefit)	0	0	0
Unrealized (Gain) Loss on Derivatives	0	0	0
Dry Hole Expense	0	0	0
(Gain) Loss on Sale of Assets and Equity Method Investments	0	0	0
Impairment Expense	0	0	0
Changes in operating assets and liabilities
Accounts Receivable	(201)	5,072	(68)
Inventory, Prepaid Expenses and Other Assets	0	0	0
Accounts Payable and Accrued Expenses	(107)	(136)	0
Other Assets and Liabilities	29	41	0
NET CASH PROVIDED BY OPERATING ACTIVITIES	(52,313)	17,595	(7,394)
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	51,643	(17,595)	7,044
Proceeds from Joint Venture Leasing Initiatives	0	0	0
Change in Restricted Cash		0	0
Contributions to Equity Method Investments	0	0	0
Proceeds from the Sale of Assets and Equity Method Investments	0	0	0
Acquisitions of Undeveloped Acreage	0	0	0
Capital Expenditures for Development of Oil and Gas Properties and Equipment	670	0	350
NET CASH USED IN INVESTING ACTIVITIES	52,313	(17,595)	7,394
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	0	0	0
Repayments of Long-Term Debt and Lines of Credit	0	0	0
Repayments of Loans and Other Notes Payable	0	0	0
Proceeds from 8.875% Senior Notes, net of Discount	0
Debt Issuance Costs	0	0	0
Settlement of Tax Withholdings Related to Share-Based Compensation Awards	0
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	0		0
Proceeds from the Exercise of Stock Options	0	0	0
Capital Distributions by the Partners of Consolidated Joint Ventures	0	0
Capital Contributions by the Partners of Equity Method Investments and Consolidated Joint Ventures		0	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	0	0	0
NET INCREASE IN CASH	0	0	0
CASH - BEGINNING	0	0	0
CASH - ENDING	$ 0	$ 0	$ 0